PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Basis of presentation and use of estimates

a. Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s financial statements mainly include assumptions used in the computation of share-based compensation, allowance for doubtful accounts, assumption of redemption rate utilized in customer loyalty program, assumptions and inputs used in fair value measurement of financial liabilities, assumptions used to measure impairment of long-lived assets, intangible asset with indefinite life and goodwill, useful lives of long-lived assets, determination of fair value of identifiable assets and liabilities acquired through business combinations, recognition of non-controlling interests, and valuation allowance of deferred tax assets. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of the Group’s consolidated financial statements, and actual results could differ materially from these estimates.

As of December 31, 2014, the Group’s current liabilities exceeded its current assets by approximately RMB 1,378 million. These current liabilities include US$ 174 million outstanding principal amount of their 2.00% Convertible Senior Notes due December 15, 2015. As of December 31, 2014, the Group’s credit facilities were RMB 2,067 million, and these facilities are available to be drawn down if needed. The Group believes that the Group’s available cash and cash equivalents and its anticipated cash flows from operating activities, together with drawing down the above credit facilitates, if needed, it is able to maintain a sufficient cash position and liquidity status in the foreseeable future.

Basis of consolidation and accounting for investments

b. Basis of consolidation and accounting for investments

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Accounting Standards Codification (“ASC”) 810 “Consolidation”, which provides guidance on the identification of and financial reporting for entities over which control is achieved through means other than voting interests, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity.

The Company evaluates its business relationships such as those with franchisees to identify potential variable interest entities. Generally, these businesses qualify for the business scope exception under the consolidation guidance. Therefore, the Company has concluded that consolidation of any such entities is not appropriate for the periods.

Foreign currencies

c. Foreign currencies

The Group’s functional currency and reporting currency is Renminbi (“RMB”). Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. All such exchange gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market.

Convenience translation

d. Convenience translation

Translations of balances in the statements of operations, balance sheet and statement of cash flows from RMB into United States dollars (“US$”) as of and for the year ended December 31, 2014 are solely for the convenience of the reader and were calculated at the rate of US$ 1.00 = RMB 6.2046, on December 31, 2014, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2014, or at any other rate.

Cash and cash equivalents

e. Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and liquid investment which are unrestricted as to withdrawal or use, and which have original maturities of three months or less that are placed with banks or other financial institutions. The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2013 and 2014:

	RMB		RMB equivalent (US$)		RMB equivalent (HK$)		Total in RMB
	Overseas	China	Overseas	China	Overseas	China
December 31, 2013	-	899,049	232,597	25,097	-	-	1,156,743
December 31, 2014	-	814,705	112,341	22,636	8	-	949,690

Restricted cash

f. Restricted cash

Restricted cash consists of cash proceeds from the exercise of share options by the Company’s employees which are yet to be transmitted to them, and cash deposited in an escrow account for the settlement of the outstanding purchase consideration of Motel 168 acquisition which was fully paid in August 2014.

Allowance for doubtful accounts

g. Allowance for doubtful accounts

Provision is made against receivables to the extent collection is considered to be doubtful. Accounts receivable and other receivables in the balance sheet are stated net of such provision, if any. For the years ended December 31, 2013 and 2014, the allowance for doubtful accounts was RMB 1,558 and RMB 412, respectively.

Consumables

h. Consumables

The Group purchases consumables for the operation of leased-and-operated hotels. Consumables include fabrics, such as towels and beddings, which need to be renewed periodically. Consumables are amortized over their useful lives, generally one year or less, from the time they are put into use and are stated at purchase price less accumulated amortization.

Property and equipment, net

i. Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization and impairment losses, if any. The cost of property and equipment comprises its purchase price and any directly attributable costs, including interest cost during the period the asset is brought to its working condition and location for its intended use.

Depreciation and amortization of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Buildings	40 years
Leasehold improvements	Over the shorter of the economic useful life or the lease period
Machinery and equipment	5 to 10 years
Furniture, fixtures and office equipment	3 to 5 years

Construction in progress represents leasehold improvements under construction or installation and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to property and equipment and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the statements of operations as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Fair value measurement

j. Fair value measurement

The Company adopted Accounting Standard Codification (“ASC”) 820 “Fair value measurements and disclosures” on January 1, 2008. This guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The guidance outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and the guidance details the disclosures that are required for items measured at fair value.

The Company measures the fair value of financial assets and liabilities using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 includes unobservable inputs that reflect the management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including their own data.

The following table presents information about the Group’s financial liabilities classified as Level 3 as of December 31, 2013 and December 31, 2014.

	Balance as of December 31, 2013
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Liability award of Yitel’s share option (Note 14 (c))	2,022	-	-	2,022
Convertible notes measured at fair value (Note 12(a))	1,157,295	-	-	1,157,295
Total financial liability	1,159,317	-	-	1,159,317

	Balance as of December 31, 2014
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Liability award of Yitel’s share option (Note 14 (c))	5,592	-	-	5,592
Convertible notes measured at fair value (Note 12(a))	1,029,577	-	-	1,029,577
Total financial liability	1,035,169	-	-	1,035,169

A summary of changes in Level 3 financial liabilities for the year ended December 31, 2014 was as follows:

Balance at December 31, 2013	1,159,317
Add: Compensation cost in connection with Yitel hotel’s options (note 14(c))	3,570
Add: Foreign exchange loss in convertible notes (note 12)	4,899
Less: Unrealized gain - change in fair value in convertible notes (note 12)	(71,945)
Less: Buy-back of convertible notes (note 12)	(60,672)
Balance at December 31, 2014	1,035,169

Assets measured at fair value on a non-recurring basis as of December 31, 2013 and December 31, 2014 are summarized below:

	Balance as of December 31, 2013
		Fair Value Measurements
	Carrying Value	Using
		Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable inputs (Level 3)

Long-lived assets	18,708	-	-	-

	Balance as of December 31, 2014
		Fair Value Measurements
	Carrying Value	Using
		Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable inputs (Level 3)

Long-lived assets	35,932	-	-	-

The long-lived assets mainly represent leasehold improvements for leased-and-operated hotels. In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of ASC 360-10, long-lived assets held and used with a carrying amount of RMB 18,708 and RMB 35,932 as of December 31, 2013 and 2014 were written down to their fair value of zero, resulting in an impairment charge of and RMB 621 and RMB 17,506 for the year ended December 31, 2013 and 2014, respectively, which was calculated based on Level 3 Inputs and included in earnings for the period.

Fair value of financial instruments

k. Fair value of financial instruments

The following table presents information about the composition of the Group’s financial instruments and the relevant fair value considerations.

Items	Fair value consideration

Cash and cash equivalents Restricted cash	Carrying values of these items approximate their estimated fair values due to the short-term nature of these financial instruments.
Receivables
Payables
Accruals

Term loans	The carrying values of term loans approximate their fair values as all the borrowings carry variable interest rates which approximate rates currently offered by the Group's bankers for similar debt instruments of comparable maturities.

Financial liability	Fair value of financial liability associated with the issuance of convertible notes in year 2010 is measured using Level 3 inputs, which is measured using a binomial model. (Refer to Note 12).

Business combinations

l. Business combinations

U.S. GAAP requires that business combinations be accounted for under the acquisition purchase method. From January 1, 2009, the Group adopted ASC805 “Business Combinations”. Following this adoption, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the entity acquired, the difference is recognized directly in the statements of operations.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although we believe that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

Investments

m. Investments

The Group accounts for an equity investment over which it has significant influence but does not own a majority of the equity interest or control the entity using the equity method. Under this method, the Group’s pro rata share of income (loss) from investment is recognized in the consolidated statements of operations. Dividends received reduce the carrying amount of the investment. For equity investments which the Group does not have the ability to exercise significant influence over operating and financial policies of the investee, the cost method accounting is applied. The Group’s cost-method investment is carried at historical cost in its consolidated financial statements and measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect.

Equity investment is reviewed for impairment by assessing if the decline in market value of the investment below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the length of time that the fair value of the equity investments is below the Group’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Group considers the reason for the decline in fair value, including general market conditions, industry-specific or investee-specific reasons, and changes in valuation subsequent to the balance sheet date and the Group’s intent and ability to hold the equity investments for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the investment is written down to fair value.

There were no impairment losses for its investments in the years ended December 31, 2012, 2013 and 2014.

Goodwill

n. Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is not amortized, but rather is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group adopted Accounting Standards Update (“ASU”) 2011-08, Intangibles-Goodwill and other (Topic350), since year 2012, which gives the Group an option to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Management performs a goodwill impairment assessment under one single reporting unit. They assess qualitative factors firstly by comparing the fair value of the reporting unit with its carrying amount, including goodwill. Management determines that quoted market price (the Homeinns stock price) is the best evidence of fair value and uses it as the basis of the fair value measurement (in accordance with ASC 350-20-35-22). As of December 31, 2013 and 2014, the market capitalization of the Group well exceeded the carrying amount of the reporting unit. No impairment of goodwill was recognized for the years ended December 31, 2012, 2013 and 2014.

Intangible assets, net

o. Intangible assets, net

Intangible assets consist primarily of intangible assets acquired in business combinations and software purchased from third parties. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets, including brand, favorable lease agreements and certain franchise agreements existing as of the date of acquisition, are recognized and measured at fair value upon acquisition.

Except brand, intangible assets arising from business combinations are amortized on a straight-line base over the remaining operating lease term, the franchise agreement term, or estimated life of customer relationship. The estimated useful lives of amortized intangibles are reassessed if circumstances occur that indicate the useful lives have changed.

The trademarked Motel 168 brand and Fairyland brand (the brand of acquired of Yunshang Siji Hotel Management Company) were registered in PRC China with remaining legal life of 3.5 to 11.5 years as of December 31, 2014, and can be renewed with minimal costs. Motel 168 is a well-recognized brand in the economy hotel industry in PRC China, and Fairyland is a well-known brand in Yunnan province of China. The useful lives of these two brands are indefinite. The Group evaluates indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support the indefinite useful lives. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment. ASC 350 “Intangibles—Goodwill and Other,” provides that intangible assets that have indefinite useful lives will not be amortized but rather will be tested at least annually for impairment. The impairment losses on indefinite-lived intangible assets recognized for the years ended December 31, 2012, 2013 and 2014 were zero.

Purchased software is stated at cost less accumulated amortization and impairment, if any, and is amortized on the straight-line basis over its estimated useful life of 5 years.

Impairment of long-lived assets and definite-lived intangible assets

p. Impairment of long-lived assets and definite-lived intangible assets

Long-lived assets and definite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of long-lived assets and definite-lived intangible assets and significant negative industry or economic trends. Impairments are recognized based on the difference between the fair value of the asset and its carrying value in the event that the carrying amount exceeds the estimated future undiscounted cash flow attributed to such assets. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses. Additionally, determining fair values requires probability weighting the cash flows to reflect expectations about possible variations in their amounts or timing and the selection of an appropriate discount rate. Although cash flow estimates are based on relevant information available at the time the estimates are made, estimates of future cash flows are, by nature, highly uncertain and may vary significantly from actual results. Any write-downs would be treated as permanent reductions in the carrying amounts of the assets and an operating loss would be recognized. The impairment losses on property and equipment recognized for the years ended December 31, 2012, 2013 and 2014 were RMB 12,641, RMB 621 and RMB 17,506, respectively. The impairment losses on definite-lived intangible assets recognized for the years ended December 31, 2012, 2013 and 2014 were zero, zero and RMB 1,403, respectively.

Employee benefits

q. Employee benefits

The employees of the Group’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, unemployment insurance and pension benefits. These entities are required to accrue for these benefits based on certain percentages of the employees’ salaries, subject to certain ceilings, in accordance with the relevant PRC regulations and make contributions to the government-sponsored plans out of the amounts accrued. Employee benefits expense was RMB 215,251, RMB 230,331 and RMB 242,885 for the years ended December 31, 2012, 2013 and 2014, respectively. Amounts accrued and included in salaries and welfare payable and other unpaid and accruals in the balance sheets were RMB 10,060 and RMB 11,335 for the years ended December 31, 2013 and 2014, respectively.

Accruals for customer reward program

r. Accruals for customer reward program

The Group invites its customers to participate in a customer reward program. Prior to November 14, 2004, membership was free of charge. A one-time membership fee was charged after that date for new members. Members enjoy discounts on room rates, priority in hotel reservation, and accumulate membership points for their paid stays, which can be redeemed for membership upgrades, room night awards and other gifts. The estimated incremental costs to provide membership upgrades, room night awards and other gifts are accrued and recorded as accruals for customer reward program as members accumulate points and recognized as sales and marketing expenses in the statements of operations. As members redeem awards or their entitlements expire, the provision is reduced correspondingly.

After the acquisition of Motel 168, the terms under the Motel 168’s customer reward program have been updated to conform to that of Homeinns’ customer reward program.

As of December 31, 2013 and 2014, the accruals for customer reward program amounted to RMB 21,811 and RMB 33,547, respectively (Note 10). The expenses for the customer rewards program were recognized by RMB 3,280, RMB 20,669 and RMB 21,879 for the years ended December 31, 2012, 2013 and 2014, respectively.

The Group estimates the liabilities under the customer rewards program based on accumulated membership points and the estimate of probability of redemption in accordance with the historical redemption pattern. If actual redemption differs significantly from their estimate, it will result in an adjustment to the liability and the corresponding expenses.

Deferred Revenue

s. Deferred Revenue

Deferred revenue generally consists of advances received from customers for room stays, initial franchise fees received prior to the Group fulfilling its commitments to the franchisee, and cash received from sale of membership programs. Non-current portion of deferred revenue represents cash received from initial franchise fees and sales of membership program, which is recognized after one year from the balance sheet date.

Revenue recognition

t. Revenue recognition

Revenues from leased-and-operated hotels represent primarily room rentals and food and beverage sales from the leased-and-operated hotels. Such revenues are recognized when goods are delivered and services are provided.

Revenues from franchised-and-managed hotels are derived from franchise agreements where the franchisees are required to pay (i) an initial franchise fee and (ii) on-going management and service fees based on a percentage of revenue which approximates 3% to 6% of the room revenues of the franchised hotels. The franchise fee is an initial one-time fee. For the franchise agreements signed under Homeinn brand, Yitel brand, Motel 168 brand and Fairyland brand after its acquisition by the Group, the franchise fee is recognized as revenue when the franchised hotel opens for business, becomes non-refundable, and the Group has fulfilled all its commitments and obligations including the assistance to the franchisees in property design, leasehold improvement construction project management, systems installation, personnel recruiting and training. For the franchise agreements signed under Motel 168 brand prior to its acquisition by the Group, the franchise fee is recorded as deferred revenue when cash is received and recognized as revenue during the franchising period which usually is 5 years as the franchisees have the refund right which elapses proportionally within 5 years. On-going management and service fees are recognized when the underlying service revenue is recognized by the franchisees’ operations. Other revenues generated from franchise agreements include system maintenance and support fee and central reservation system usage fee, which are recognized when services are provided.

The Group estimated that average life of memberships is approximately two years based on historical data and accumulative knowledge on membership activity pattern. Therefore, revenue from one-time membership fees is recognized over two years on a straight line basis. For the years ended December 31, 2012, 2013 and 2014, the Group recognized revenue of RMB 172,148, RMB 178,822 and RMB 188,916 from one-time membership fees, respectively.

The Group continues to monitor the membership activity pattern and reassess average life of memberships at each period end to ensure estimate of revenue recognition period is reasonable.

Business tax and related surcharge

u. Business tax and related surcharge

The Group is subject to business tax and related surcharges on the services provided in the PRC. Such tax is levied based on turnover at a total approximate rate of 5.6% and is recorded as a reduction of revenues.

Leased-and-operated hotel costs

v. Leased-and-operated hotel costs

Leased-and-operated hotel costs include all direct costs incurred in the operation of the leased-and-operated hotels and consist primarily of property rentals and related expenses, utility costs, personnel compensation, amortization of guest room consumables, amortization of leasehold improvements, depreciation of equipment, consumables, food and beverage costs.

Sales and marketing expenses

w. Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising related expenses, expenses associated with the Group’s membership reward program, payroll and related compensation for the Group’s sales and marketing personnel and entertainment expenses relating to marketing activities. Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the statements of operations as incurred and amounted to RMB 24,068, RMB 29,221 and RMB 35,999 for the years ended December 31, 2012, 2013 and 2014, respectively.

Share-based compensation

x. Share-based compensation

The Group accounts for share-based compensation arrangements with employees in accordance with ASC 718 “Compensation – Stock Compensation”. It requires the Group to measure at the grant date the fair value of the stock-based award and recognize compensation expense, net of estimated forfeitures, on a straight-line basis, over the requisite service period. The Group uses the Black-Scholes option pricing model to determine the fair value of stock options. The requisite service period is the vesting period, which is generally 4 years. Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates.

A subsidiary of the Company, Yitel Hotel Management (Hong Kong) Limited, grants share options which contained an exercise price denominated in US$ (Note 14 (c)). The Group determined it should account for the U.S. dollar denominated share options granted to employees and directors of the subsidiary as liability awards as the Company’s functional currency is RMB and the underlying shares denominated in U.S. dollar has not been publicly traded. All grants of share-based awards to employees and directors classified as liability are remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested rewards over the vesting periods.

Leases

y. Leases

The Company leases certain property and equipment.

Leases of property and equipment are classified as operating leases when substantially all the risks and rewards of ownership of assets remain with the lessor. Payments made under operating leases net of any incentives received from the lessor are charged to the consolidated statements of operations on a straight-line basis over the terms of the underlying lease.

Leases of property and equipment are classified as finance leases when the Company has substantially all the risks and rewards of ownership. Finance leases are capitalized at the lease’s commencement at the lower of the fair value of the leased property and the present value of the minimum lease payments. Each lease payment is allocated between the liability and finance charges. The corresponding rental obligations, net of finance charges, are included in finance lease liabilities. The interest element of the finance cost is charged to the statements of operations over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property and equipment acquired under finance leases are depreciated over the lease term if the lease does not meet the transfer of ownership criterion or the bargain purchase option criterion. If the lease meets either the transfer of ownership criterion or the bargain purchase option criterion, then the related assets are depreciated over the useful life of the assets.

Property and equipment capitalized under finance leases are depreciated in accordance with the Group’s policy for the depreciation of property and equipment.

Borrowing costs

z. Borrowing costs

Interests incurred in connection with term loan used for acquisition of Motel 168 are expensed as incurred. The upfront fee incurred in connection with the term loan are amortized and recorded as interest expenses over the loan period (Refer to Note 11).

Interest cost incurred on funds used to construct leasehold improvements during the active construction period is capitalized. For the years ended December 31, 2012, 2013 and 2014, there was no capitalized interest cost.

Pre-operating expenditure

aa. Pre-operating expenditure

Pre-operating expenditure represents start-up costs, other than amounts capitalized as leasehold improvements, for leased-and-operated hotels are charged to the consolidated statements of operations in the period in which it is incurred.

Taxation

ab. Taxation

The provision for income taxes is based on the income and expense amounts recorded in our consolidated statements of operations. Income tax expenses are recorded using the liability method. Deferred tax assets or liabilities are recognized for the estimated future tax effects attributable to temporary differences and tax loss carry forwards. Deferred tax assets and liabilities are recognized and measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in statements of operations in the period that includes the enactment date. A valuation allowance is recorded to reduce the amount of deferred tax assets if it is considered more likely than not that such assets will not be realized.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is greater than 50% likely to be realized upon settlement. As of December 31, 2013 and 2014, there were no uncertain tax positions.

Non-operating income

ac. Non-operating income

Other non-operating income primarily consists of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. During the years ended December 31, 2012, 2013 and 2014, the Group received financial subsidies of RMB 43,248, RMB 52,751 and RMB 69,820, respectively, from various local PRC government authorities. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Such amounts are recorded as other non-operating income when received as there is no additional condition attached to the subsidies. For the year ended December 31, 2014, the Company settled the unpaid consideration related to the acquisition of Motel 168 (Note 10) by transmitting the restricted cash to the former shareholders, and recorded the gain on waived liability of RMB 11,919 in the consolidated statements of operations.

Statutory reserves

ad. Statutory reserves

The Group’s subsidiaries incorporated in the PRC are required to set aside 10% of their net income, after offsetting accumulated losses from prior years, and before profit distributions to the investors, as reported in its statutory accounts on an annual basis to the Statutory Surplus Reserve Fund. Once the total Statutory Surplus Reserve Fund reaches 50% of the registered capital of the respective subsidiaries, further appropriations are discretionary. The Statutory Surplus Reserve Fund can be used to increase the registered capital and eliminate future losses of the respective companies under PRC regulations. The Group’s Statutory Surplus Reserve Fund is not distributable to shareholders except in the event of liquidation.

Appropriations to the Statutory Surplus Reserve Fund are accounted for as a transfer from retained earnings to statutory reserves. During the years ended December 31, 2012, 2013 and 2014, the Group made total appropriations to these statutory reserves of RMB 32,695, RMB 48,475 and RMB 49,121, respectively. During the year ended December 31, 2012, the Group made a reversal of RMB 141 from the statutory reserve due to disposal of a subsidiary.

Dividends

ae. Dividends

Dividends are recognized when declared. The Group has not declared or paid any dividends to its shareholders except for the noncontrolling interests.

Current PRC regulations permit PRC companies to pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves (Note 2(ad)). Restricted net assets of the Company’s PRC subsidiaries not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations were RMB 4,151,032 as of December 31, 2014. In addition to the typical statutory reserves of the Company’s PRC subsidiaries, the restricted net assets also include RMB 3,895,019 paid in capital.

Earnings per share

af. Earnings per share

In accordance with ASC 260 “Earnings Per Share”, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. The Company’s convertible bonds issued in year 2007 and convertible notes issued in year 2010 are not participating securities because the terms of the agreements do not provide any participating rights to the holders before conversion. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the monetary effect of instruments that are dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of convertible bonds and convertible notes (using the if-converted method) the vesting of restricted stock and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method).

Segment reporting

ag. Segment reporting

The Company follows “Disclosures about Segment of an Enterprise and Related Information” for its segment reporting. The Group operates and manages its business as a single segment. The Company’s chief operation decision-maker (“CODM”) reviews operating results to make decision about allocating resources and assessing performance for the entire company.

The Group primarily generates its revenues from customers in the PRC, and assets of the Group are also located in PRC. Accordingly, no geographical segments are presented.

Recent accounting pronouncements

ah. Recent accounting pronouncements

In April 2014, the FASB issued Accounting Standards Update No. 2014-08 ‘‘Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity’’. The new guidance changes the criteria for reporting discontinued operations while enhancing disclosures in this area. Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization’s operations and financial results. Additionally, ASU 2014-08 requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. ASU 2014-08 is effective for the Company in the first quarter of fiscal 2015. Early adoption is permitted, but only for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued or available for issuance. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (‘‘ASU 2014-09’’), ‘‘Revenue from Contracts with Customers (Topic 606)’’. ASU 2014-09 will eliminate transaction-specific and industry-specific revenue recognition guidance under current U.S. GAAP and replace it with a principle-based approach for determining revenue recognition. ASU 2014-09 will require that companies recognize revenue based on the value of transferred goods or services as they occur in the contract. The ASU also will require additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014-09 is effective for reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. Entities can transition to the standard either retrospectively or as a cumulative effect adjustment as of the date of adoption. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements – Going Concern”. This standard requires management to evaluate for each annual and interim reporting period whether it is probable that the reporting entity will not be able to meet its obligations as they become due within one year after the date that the financial statements are issued. If the entity is in such a position, the standard provides for certain disclosures depending on whether or not the entity will be able to successfully mitigate its going concern status. This guidance is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

Certain risks and concentration

ai. Certain risks and concentration

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and accounts receivable. As of December 31, 2013 and 2014, substantially all of the Company’s cash was held in major financial institutions located in the PRC, Hong Kong and the United States of America, which management considers being of high credit quality. China does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation (FDIC) in the United States. However, the Group believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in China and the Group believes that those Chinese banks that hold the Company’s cash and cash equivalents are financially sound based on public available information.

Accounts receivable are typically not collateralized and are denominated in RMB, and are derived from revenues earned from operations arising in the PRC.

No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2012, 2013 and 2014. No individual customer accounted for more than 10% of accounts receivable at December 31, 2013 and 2014.

Commitments and Contingencies

aj. Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.